Unaudited Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Cash Flows From Operating Activities:
Net Loss	$ (9,064,180)	$ (1,001,703)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	6,374	7,002
Foreign exchange (gain) loss	(6)	(8,002)
Stock issued for services	918,000	50,000
Loss on debt conversion	7,205,843	807,414
Debt & interest release	(51,252)	(1,552)
(Increase) decrease in accounts receivable	1,916	430
(Increase) decrease in inventory	(27,736)	(666)
(Increase) in prepaid expenses	(12,907)	(1,151)
Increase (decrease) in Accounts Payable & accrued expenses	35,524	(3,594)
Increase (decrease) in interest payable	33,795	6,006
Net Cash Flows Used in Operating Activities	(916,207)	(113,050)
Cash Flows From Financing Activities:
Proceeds from notes payable	1,918,500	155,007
Note payable to pay fees	61,500	4,000
Payments of notes payable	(327,352)	0
Net Cash Flows Provided by Financing Activities	1,652,648	159,007
Cash and Cash Equivalents at Beginning of Period	989,888	40,501
Net Increase In Cash and cash equivalents	736,441	45,957
Foreign currency translation adjustment	8,765	(865)
Cash and Cash Equivalents at End of Period	1,735,094	85,593
Supplementary Disclosure of Cash Flow Information:
Stock issued for note conversions including interest	8,237,072	807,909
Cash paid for interest	142,152	0
Cash paid for income taxes	$ 0	$ 0